FAIR VALUE MEASUREMENTS - Schedule of Fair Value, Assets and Liabilities Measured on a Recurring Basis (Details) - Fair value, measurements, recurring - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 21, 2020	Dec. 31, 2019
Financial assets:
CMBS	$ 42,071,000	$ 38,194,000	$ 38,194,000
Total financial assets	42,071,000	38,194,000	38,194,000	$ 261
Financial liabilities:
Total financial liabilities	(6,289,000)	(12,308,000)	(12,308,000)	(4,181)
Interest rate swaps
Financial assets:
Interest rate swaps	0			261
Financial liabilities:
Interest rate swaps	(6,289,000)	(12,308,000)	(12,308,000)	(4,181)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
CMBS	0	0	0
Total financial assets	0	0	0	0
Financial liabilities:
Total financial liabilities	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate swaps
Financial assets:
Interest rate swaps	0			0
Financial liabilities:
Interest rate swaps	0	0	0	0
Significant Other Observable Inputs (Level 2)
Financial assets:
CMBS	0	27,461,000	27,461,000
Total financial assets	0	27,461,000	27,461,000	261
Financial liabilities:
Total financial liabilities	(6,289,000)	(12,308,000)	(12,308,000)	(4,181)
Significant Other Observable Inputs (Level 2) | Interest rate swaps
Financial assets:
Interest rate swaps	0			261
Financial liabilities:
Interest rate swaps	(6,289,000)	(12,308,000)	(12,308,000)	(4,181)
Significant Unobservable Inputs (Level 3)
Financial assets:
CMBS	42,071,000	10,733,000	10,733,000
Total financial assets	42,071,000	10,733,000	10,733,000	0
Financial liabilities:
Total financial liabilities	0	0	0	0
Significant Unobservable Inputs (Level 3) | Interest rate swaps
Financial assets:
Interest rate swaps	0			0
Financial liabilities:
Interest rate swaps	$ 0	$ 0	$ 0	$ 0